10-K Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 12,545	$ 11,555	$ 25,047	$ 11,256
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of premium/discounts on fixed maturity securities	(2,066)	(1,078)	(2,848)	(70)
Share‐based compensation	2,073	265	683	368
Depreciation and amortization	1,719	679	2,268	727
Non-cash lease expense	378	288	577	640
Deferred income taxes	(2,591)	(1,745)	(4,362)	(2,972)
Net changes in operating assets and liabilities:
Accrued investment income	(2,068)	(1,303)	(3,429)	(933)
Premium balances receivable	(30,678)	(9,613)	(9,330)	(1,945)
Reinsurance recoverable	(52,636)	(31,371)	(75,858)	(49,586)
Prepaid reinsurance premiums	(17,260)	(16,545)	(42,191)	(27,618)
Deferred policy acquisition costs	(5,157)	(2,765)	(5,735)	(5,763)
Income taxes receivable	(213)	(105)	(1,107)	0
Other assets	(7,445)	(985)	(1,437)	1,053
Reserve for losses and loss expenses	156,719	94,451	224,135	159,100
Unearned premium	47,098	39,898	112,961	89,869
Reinsurance balances payable	5,327	8,416	16,753	5,148
Accrued expenses	(3,613)	(4,302)	2,871	2,260
Income taxes payable	(13)	(1,503)	(1,475)	1,089
Other liabilities	10,967	2,343	(1,298)	(979)
Net cash provided by operating activities	113,416	86,580	236,225	181,644
Purchases of:
Fixed maturity securities	(219,832)	(161,044)	(345,843)	(152,629)
Short-term investments	(9,907)	(16,649)	(21,406)	(45,665)
Proceeds from the sale and maturity of:
Fixed maturity securities	56,970	12,793	36,809	14,808
Short-term investments	6,180	51,494	59,494	0
Purchase of property and equipment, net	(1,599)	(1,806)	(3,819)	(3,972)
Net cash used in investing activities	(168,188)	(115,212)	(274,765)	(187,458)
Net cash provided by financing activities
Capital contribution from parent	2,839	31,000	77,656	24,000
Capital distribution to parent			0	(25,000)
Proceeds from initial public offering, net	130,983	0
Net cash provided by financing activities	133,822	31,000	77,656	(1,000)
Net change in cash, cash equivalents and restricted cash	79,050	2,368	39,117	(6,814)
Cash, cash equivalents and restricted cash, beginning of period	119,768	80,651	80,651	87,465
Cash, cash equivalents and restricted cash, end of period	198,818	83,019	119,768	80,651
Reconciliation of restricted cash
Cash and cash equivalents	180,324	72,623	118,070	64,659
Restricted cash and cash equivalents	18,494	10,396	1,698	15,992
Total cash and cash equivalents and restricted cash	$ 198,818	$ 83,019	119,768	80,651
Supplemental disclosures of cash flow information:
Income taxes paid			$ 14,011	$ 5,291